PPP LOAN PAYABLE (Details Narrative) - USD ($)	1 Months Ended		6 Months Ended	12 Months Ended
	Apr. 21, 2020	Jan. 26, 2020	Oct. 31, 2021	Apr. 30, 2021	Apr. 30, 2020
Proceeds from other loan		$ 150,000		$ 150,000	$ 167,900
Gain on extinguishment of liabilities			$ 150,000
Paycheck Protection Program [Member]
Proceeds from other loan	$ 167,900	$ 150,000